Interest and Finance Costs, net (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Financial Instruments [Abstract]
Interest expense	$ 10,329	$ 13,389	$ 20,597	$ 25,176
Less: Interest capitalized	(373)	(301)	(1,119)	(604)
Interest expense, net	9,956	13,088	19,478	24,572
Interest swap cash settlements non-hedging	1,163	1,262	2,640	4,226
Bunkers swap cash settlements	(16)	(589)	(67)	(1,405)
Amortization of loan fees	244	223	439	455
Bank charges	8	82	96	111
Amortization of deferred loss on termination of financial instruments	219	367	435	734
Change in fair value of non-hedging financial instruments	(1,180)	1,678	(3,002)	(2,284)
Net total	$ 10,394	$ 16,111	$ 20,019	$ 26,409